Segmented Information - Summary of Results by Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net premium income	$ 35,578	$ 24,012
Net investment income (loss)	33,593	4,532
Other revenue	10,399	10,428
Total revenue	79,570	38,972
Net benefits and claims	55,915	15,934
Interest expense	1,319	1,275
Other expenses	16,116	16,244
Total contract benefits and expenses	73,350	33,453
Income (loss) before income taxes	6,220	5,519
Income tax recovery (expense)	(718)	(632)
Net income (loss)	5,502	4,887
Non-controlling interests	233	214
Participating policyholders	(333)	(127)
Net income (loss) attributed to shareholders	5,602	4,800
Total assets	809,130	750,271
Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	32,455	30,352
Net benefits and claims	47,831	23,137
Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	3,123	(6,340)
Net benefits and claims	8,084	(7,203)
Operating segments [Member] | Asia Division [Member]
Disclosure of operating segments [line items]
Net premium income	20,007	18,113
Net investment income (loss)	7,451	301
Other revenue	1,215	1,296
Total revenue	28,673	19,710
Net benefits and claims	21,065	12,861
Interest expense	236	187
Other expenses	5,148	4,749
Total contract benefits and expenses	26,449	17,797
Income (loss) before income taxes	2,224	1,913
Income tax recovery (expense)	(277)	(361)
Net income (loss)	1,947	1,552
Non-controlling interests	228	208
Participating policyholders	(216)	(360)
Net income (loss) attributed to shareholders	1,935	1,704
Total assets	127,367	113,781
Operating segments [Member] | Asia Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	17,107	14,938
Net benefits and claims	17,975	10,875
Operating segments [Member] | Asia Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	2,900	3,175
Net benefits and claims	3,090	1,986
Operating segments [Member] | Canadian Division [Member]
Disclosure of operating segments [line items]
Net premium income	9,075	9,427
Net investment income (loss)	9,446	2,725
Other revenue	1,088	1,446
Total revenue	19,609	13,598
Net benefits and claims	14,884	8,562
Interest expense	508	447
Other expenses	3,237	3,063
Total contract benefits and expenses	18,629	12,072
Income (loss) before income taxes	980	1,526
Income tax recovery (expense)	25	(311)
Net income (loss)	1,005	1,215
Participating policyholders	(117)	233
Net income (loss) attributed to shareholders	1,122	982
Total assets	159,042	149,219
Operating segments [Member] | Canadian Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	8,714	8,975
Net benefits and claims	10,572	8,044
Operating segments [Member] | Canadian Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	361	452
Net benefits and claims	4,312	518
Operating segments [Member] | US Division [Member]
Disclosure of operating segments [line items]
Net premium income	6,384	(3,626)
Net investment income (loss)	15,556	1,670
Other revenue	2,654	2,542
Total revenue	24,594	586
Net benefits and claims	19,919	(5,529)
Interest expense	43	56
Other expenses	2,944	3,428
Total contract benefits and expenses	22,906	(2,045)
Income (loss) before income taxes	1,688	2,631
Income tax recovery (expense)	(260)	(340)
Net income (loss)	1,428	2,291
Net income (loss) attributed to shareholders	1,428	2,291
Total assets	274,993	270,601
Operating segments [Member] | US Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	6,522	6,341
Net benefits and claims	19,320	4,255
Operating segments [Member] | US Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	(138)	(9,967)
Net benefits and claims	599	(9,784)
Operating segments [Member] | Global wealth and asset management [member]
Disclosure of operating segments [line items]
Net investment income (loss)	33	(9)
Other revenue	5,562	5,472
Total revenue	5,595	5,463
Net benefits and claims	83	77
Interest expense	6	2
Other expenses	4,362	4,322
Total contract benefits and expenses	4,451	4,401
Income (loss) before income taxes	1,144	1,062
Income tax recovery (expense)	(122)	(108)
Net income (loss)	1,022	954
Net income (loss) attributed to shareholders	1,022	954
Total assets	216,348	194,214
Operating segments [Member] | Global wealth and asset management [member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net benefits and claims	83	77
Corporate and other [member]
Disclosure of operating segments [line items]
Net premium income	112	98
Net investment income (loss)	1,107	(155)
Other revenue	(120)	(328)
Total revenue	1,099	(385)
Net benefits and claims	(36)	(37)
Interest expense	526	583
Other expenses	425	682
Total contract benefits and expenses	915	1,228
Income (loss) before income taxes	184	(1,613)
Income tax recovery (expense)	(84)	488
Net income (loss)	100	(1,125)
Non-controlling interests	5	6
Net income (loss) attributed to shareholders	95	(1,131)
Total assets	31,380	22,456
Corporate and other [member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	112	98
Net benefits and claims	$ (36)	$ (37)